Borrowings (Details 3) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Borrowings
Total borrowings as per Statement of Financial Position	$ 1,006,699	$ 864,225	$ 682,868
Statement [Line Items]
US Dollar fixed rate amount	985,118	849,122
Argentine peso fixed rate amount	21,581	15,103
Subtotal fixed-rate borrowings	1,006,699	864,225
Total borrowings as per analysis	1,006,699	864,225
Argentine Peso [Member]
Borrowings
Total borrowings as per Statement of Financial Position	1,004,568	861,981
Statement [Line Items]
US Dollar fixed rate amount	982,987	846,878
Argentine peso fixed rate amount	21,581	15,103
Subtotal fixed-rate borrowings	1,004,568	861,981
Total borrowings as per analysis	1,004,568	861,981
Uruguayan Peso [Member]
Borrowings
Total borrowings as per Statement of Financial Position	2,131	2,244
Statement [Line Items]
US Dollar fixed rate amount	2,131	2,244
Argentine peso fixed rate amount	0	0
Subtotal fixed-rate borrowings	2,131	2,244
Total borrowings as per analysis	$ 2,131	$ 2,244